SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Period end US$: HK$ exchange rate	0.078420		0.077833	0.077677
Average US$: HK$ exchange rate	7.8243	7.7917	7.7956	7.8030